Inventory (Details) - Schedule of Inventory consisted - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory consisted [Abstract]
Raw materials	$ 399,614	$ 452,583	$ 54,797
Work in Progress			3,629
Finished goods	3,649,883	2,939,961
Inventory gross	4,049,497	3,392,544	58,426
Less: allowance for obsolescence
Inventory net	$ 4,049,497	$ 3,392,544	$ 58,426